U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

November 2, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re:	Marketocracy Funds (the “Trust”)
File No.: 811-09445 and 333-82833

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, The Master’s 100 SM Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment to the Trust’s registration statement dated October 28, 2011, and filed electronically as Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A on October 26, 2011.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6029.

Very truly yours,

/s/ John Hadermayer
John Hadermayer, Esq.
For U.S. Bancorp Fund Services, LLC